Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax rate	10.00%	10.00%
Net income (loss) for the year	$ 539,000	$ 1,366,000	$ 402,000
Aggregate undistributed earnings	$ 600,000	$ 600,000	$ 600,000
Hong Kong
Income tax rate	8.25%	16.50%	16.50%
Net income (loss) for the year	$ 256,000	$ 256,000	$ 256,000
Shanghai Euro Tech Limited
Income tax rate	25.00%	25.00%	25.00%
Net income (loss) for the year	$ (982,000)	$ (678,000)	$ (658,733)
Shanghai Euro Tech Environmental Engineering Company Limited
Income tax rate	25.00%	25.00%	25.00%
Net income (loss) for the year	$ 0	$ 0	$ 0
Yixing Pact Environmental Technology Co. Ltd.
Income tax rate	25.00%	25.00%	25.00%
Net income (loss) for the year	$ 1,509,000	$ 1,759,000	$ 2,304,828
Euro Tech Trading (Shanghai) Limited
Income tax rate	25.00%	25.00%	25.00%
Net income (loss) for the year	$ (103,000)	$ (18,000)	$ (604,778)